Fixed assets - Schedule of net gains and losses on sales of fixed assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fixed assets:
Gains	$ 259	$ 0	$ 0
Losses	(128)	(71)	0
Total net gains (losses)	$ 131	$ (71)	$ 0